AVAILABLE-FOR-SALE FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of available-for-sale financial assets [text block] [Abstract]
Disclosure of available-for-sale financial assets [text block]

NOTE 22: AVAILABLE-FOR-SALE FINANCIAL ASSETS

2017 £m
Debt securities:
Government securities	34,708
Bank and building society certificates of deposit	167
Asset-backed securities:
Mortgage-backed securities	1,156
Other asset-backed securities	255
Corporate and other debt securities	4,615
40,901
Equity shares	1,197
Total available-for-sale financial assets	42,098